Shareholders' Equity (Details) - USD ($)			1 Months Ended				6 Months Ended
	Jul. 12, 2022	Apr. 06, 2022	Jul. 31, 2022	May 24, 2022	Jan. 20, 2022	Sep. 28, 2021	Jun. 30, 2022	Jun. 16, 2022	Mar. 14, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Investors to issue ordinary shares (in Dollars)					$ 7,919,997
Ordinary shares issuable upon exercise of warrants					11,879,993
Exercise price per shares (in Dollars per share)					$ 1.3
Aggregate of ordinary shares		8,739,351
Adjusted to antidilution provisions of warrants					1.15
Shares of exercised warrants			7,100,495				1,095,146
Aggregate of warrants issued and outstanding							15,122,196
Exercise outstanding warrants to purchase	5,581,918
Aggregate of ordinary shares for cash	5,581,918
Exercising holders received ordinary shares	2,790,959
Received aggregate net proceeds (in Dollars)	$ 1,230,000
Adjusted price per share (in Dollars per share)						$ 0.16
Total number of shares issued							54,879,075	9,720,000	2,142,582	21,201,842
Deposit to acquire of the equity interests								100.00%	100.00%
Number of shares cancelled				113
Private Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Adjusted price per share (in Dollars per share)						$ 0.238
Top of range [member]
Shareholders' Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 1.15
Bottom of range [member]
Shareholders' Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 0.238
Beijing Wanjia [Member]
Shareholders' Equity (Details) [Line Items]
Total number of shares issued								3,780,000
Deposit to acquire of the equity interests								100.00%